                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-3181

                      (Investment Company Act File Number)

                      Federated Short-Term Municipal Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 6/30/04

               Date of Reporting Period: Fiscal year ended 6/30/04

Item 1.        Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Short-Term Municipal Trust

ANNUAL SHAREHOLDER REPORT

June 30, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANT
BOARD OF TRUSTEES AND FUND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.48	$10.35	$10.27	$10.03	$10.20
Income From Investment Operations:
Net investment income	0.27	0.31	0.39 [1]	0.44	0.43
Net realized and unrealized gain (loss) on investments and futures contracts	(0.21)	0.13	0.08 [1]	0.24	(0.17)

TOTAL FROM INVESTMENT OPERATIONS	0.06	0.44	0.47	0.68	0.26

Less Distributions:
Distributions from net investment income	(0.27)	(0.31)	(0.39)	(0.44)	(0.43)

Net Asset Value, End of Period	$10.27	$10.48	$10.35	$10.27	$10.03

Total Return[2]	0.53%	4.32%	4.63%	6.90%	2.65%

Ratios to Average Net Assets:

Expenses	0.47%	0.47%	0.47%	0.47%	0.47%

Net investment income	2.56%	2.98%	3.75%[1]	4.32%	4.29%

Expense waiver/reimbursement[3]	0.36%	0.36%	0.37%	0.40%	0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$330,354	$342,549	$211,835	$167,025	$172,051

Portfolio turnover	35%	28%	33%	58%	31%

1 Effective July 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended June 30, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

3 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended June 30	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.48	$10.35	$10.27	$10.03	$10.20
Income From Investment Operations:
Net investment income	0.24	0.29	0.36 [1]	0.41	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	(0.21)	0.13	0.08 [1]	0.24	(0.17)

TOTAL FROM INVESTMENT OPERATIONS	0.03	0.42	0.44	0.65	0.24

Less Distributions:
Distributions from net investment income	(0.24)	(0.29)	(0.36)	(0.41)	(0.41)

Net Asset Value, End of Period	$10.27	$10.48	$10.35	$10.27	$10.03

Total Return[2]	0.28%	4.06%	4.37%	6.64%	2.39%

Ratios to Average Net Assets:

Expenses	0.72%	0.72%	0.72%	0.72%	0.72%

Net investment income	2.31%	2.75%	3.50%[1]	4.08%	4.03%

Expense waiver/reimbursement[3]	0.36%	0.36%	0.37%	0.40%	0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$45,616	$24,230	$28,577	$21,851	$14,282

Portfolio turnover	35%	28%	33%	58%	31%

1 Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended June 30, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

3 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

The fund's total return for the 12-month reporting period was 0.53% for Institutional Shares (IS) and 0.28% for Institutional Service Shares (SS). The total return consisted of 2.53% (IS) and 2.28% (SS) of tax-exempt dividends, and 2.00% of price depreciation in the net asset value of the shares.1 The total return of the fund's benchmark indices, the Lehman Brothers 1-Year Municipal Index and Lehman Brothers 3-Year Municipal Index, was 0.93% and 0.62%, respectively, during the 12-month reporting period.2

The fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's price sensitivity to interest rates); (b) the selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as "sectors"); and (d) the credit quality and ratings of the portfolio securities (which indicates the risk that securities will default). These were the most significant factors affecting the fund's performance relative to its benchmark indices. In addition, the fund's total return reflected actual cash flows, transactions cost and other expenses which were not reflected in the total return of the Lehman Brothers 1-Year Municipal Index or Lehman Brothers 3-Year Municipal Index, the fund's benchmark indices.

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so than an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

2 The Lehman Brothers Municipal 1-Year Bond Index is the 1-year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million and mature in at least one, but not more than two years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax. The Lehman Brothers 3-Year Municipal Index is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million and a maturity range of 1-5 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax.

DURATION3

The fund's typical dollar-weighted average duration ranges from 1.5 to 2.5 years, which reflects the approximate duration range of the fund's benchmark indices, the Lehman Brothers 1-Year Municipal Index (1.35 years duration) and the Lehman Brothers 3-Year Municipal Index (2.63 years duration) at reporting period end. Duration management is a significant component of the fund's investment strategy. Over the reporting period, as anticipation of an expected rise in interest rates and of economic recovery increased, the fund shortened its duration from 2.22 years to 1.56 years by, among other actions, purchasing shorter maturity (1-2 years) municipal bonds and selling longer maturity (more than 3 years) municipal bonds and selling Treasury note futures. The shortening of the fund's duration helped to mitigate the effect of rising interest rates on the net asset value of the fund, and helped to positively contribute to the fund's performance relative to its benchmark indices.

MATURITY AND YIELD CURVE

The fund maintains a dollar-weighted effective average maturity of less than 3.0 years. During the reporting period, to achieve the fund's duration targets, the fund concentrated on buying municipal bonds maturing inside of 5 years, with many of the purchases being of municipal bonds with maturities of 1 to 3 years. This benefited fund performance because shorter maturity bonds (1-2 years) generally performed better than longer maturity bonds (3-5 years), and interest rates rose more in the 3-5 year maturity range. The fund's investments in municipal bonds with maturities outside or on the longer end of the benchmark index range hurt the relative performance of the fund as price depreciation in some cases more than offset the income earned on those municipal bonds.

During the reporting period, the fund also concentrated on taking advantage of a steep and positively sloped yield curve when available to add incremental tax-exempt income value while attempting to mitigate interest rate risk (price movement). A steep and positively sloped yield curve provides higher incremental income or yield pick-up per additional unit of maturity year.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

Higher coupon municipal bonds (bonds with higher interest rate payments) also were emphasized over lower coupon municipal bonds (bonds with lower interest rate payments) to help provide protection against the negative effects of rising interest rates. These strategies generally benefited the fund's performance.

Above-average allocations to cash equivalents, such as variable rate demand notes and auction rate notes, which experienced no price impact, but provided incremental income return during the reporting period, also benefited the fund's performance.

SECTOR ALLOCATION

During the reporting period, as compared to its benchmark indices, the fund allocated more of its portfolio to securities issued by electric utilities, hospitals, industrial development projects, and resource recovery projects. The fund allocated less of the portfolio to general obligation bonds issued by states, cities, and school districts. These allocations helped the fund's performance due to the higher yields and income returns available in the overweighted sectors. For the general obligation sector, the fund's underweight position neither hurt nor helped fund performance as compared to its benchmark indices as the sector performed roughly in-line with the benchmark indices.

CREDIT QUALITY

The overall quality of the fund was maintained at "AA-" quality during the reporting period. Lower quality bonds performed very well during the reporting period as credit spreads (or the yield difference between "AAA" municipal bonds and bonds of lower credit quality and similar maturity) decreased during the reporting period.4 This decrease in credit spreads on lower quality bonds was the result of increased economic activity, limited new issue supply, and large demand from institutional funds and retail investors. The fund benefited from its exposure to "A" and "BBB" rated investment grade securities as securities rated in these two categories significantly outperformed those in the higher ratings categories over the reporting period.

4 Lower-rated municipal bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher rated securities, and increased possibilities for default.

GROWTH OF A $25,000 INVESTMENT -- INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,0001 in Federated Short-Term Municipal Trust (Institutional Shares) (the "Fund") from June 30, 1994 to June 30, 2004, compared to the Lehman Brothers 1-Year Municipal Index (LB1MI)2 and the Lehman Brothers 3-Year Municipal Index (LB3MI).2

Average Annual Total Return for the Period Ended 6/30/2004
1 Year	0.53%

5 Years	3.79%

10 Years	4.09%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MI and LB3MI have been adjusted to reflect reinvestment of dividends on securities in these indices.

2 The LB1MI and LB3MI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. These indexes are unmanaged and investments cannot be made in these indices.

GROWTH OF A $25,000 INVESTMENT -- INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,0001 in Federated Short-Term Municipal Trust (Institutional Service Shares) (the "Fund") from June 30, 1994 to June 30, 2004, compared to the Lehman Brothers 1-Year Municipal Index (LB1MI)2 and the Lehman Brothers 3-Year Municipal Index (LB3MI).2

Average Annual Total Return for the Period Ended 6/30/2004
1 Year	0.28%

5 Years	3.53%

10 Years	3.83%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MI and LB3MI have been adjusted to reflect reinvestment of dividends on securities in these indices.

2 The LB1MI and LB3MI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. These indexes are unmanaged and investments cannot be made in these indices.

Portfolio of Investments

June 30, 2004

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--89.7%
		Alabama--2.9%
$2,000,000		Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2007	AA/Aa3		$2,123,440
3,040,000		Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2008	AA/Aa3		3,258,880
2,760,000		DCH Health Care Authority, Health Care Facilities Revenue Bonds, 3.50%, 6/1/2005	A+/A1		2,795,328
1,275,000		Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds, (Series 2000A), 5.50% (Coffee Health Group)/(MBIA Insurance Corp. INS), 7/1/2006	AAA/Aaa		1,354,420
1,190,000		Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds, (Series 2000A), 5.50% (Coffee Health Group)/(MBIA Insurance Corp. INS), 7/1/2005	AAA/Aaa		1,235,137

		TOTAL			10,767,205

		Alaska--0.8%
3,000,000		Alaska State Housing Finance Corp., State Capital Project Revenue Bonds, (Series 2001A), 5.00% (MBIA Insurance Corp. INS), 12/1/2006	AAA/Aaa		3,182,580

		Arizona--3.4%
1,500,000		Maricopa County, AZ Pollution Control Corp., (Series 1994C), 1.95% TOBs (Arizona Public Service Co.), Optional Tender 3/1/2005	BBB/Baa1		1,499,445
2,500,000		Maricopa County, AZ Pollution Control Corp., (Series 1994D), 1.875% TOBs (Arizona Public Service Co.), Mandatory Tender 3/1/2005	BBB/Baa1		2,495,175
1,000,000		Maricopa County, AZ Pollution Control Corp., (Series 1994F), 1.875% TOBs (Arizona Public Service Co.), Mandatory Tender 3/1/2005	BBB/Baa1		997,840
500,000		Maricopa County, AZ Unified School District No. 210, GO UT, 5.00%, 7/1/2007	AA/Aa3		534,820
460,000		Maricopa County, AZ Unified School District No. 97, GO UT, 5.20% (FGIC INS)/(Original Issue Yield: 5.30%), 7/1/2007	AAA/Aaa		469,251
440,000		Maricopa County, AZ Unified School District No. 97, GO UT, 5.20% (FGIC INS)/(Original Issue Yield: 5.30%), 7/1/2007	AAA/Aaa		456,372
1,405,000		Mohave County, AZ IDA, Correctional Facilities Contract Revenue Bonds, (Series 2004A), 5.00% (Mohave Prison LLC)/(XL Capital Assurance Inc. INS), 4/1/2007	AAA/NR		1,490,508
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Arizona--continued
$2,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Refunding Revenue Bonds, (Series 2002D), 5.00%, 1/1/2007	AA/Aa2		$2,121,320
600,000		University Medical Center Corp, AZ, Hospital Revenue Bonds, 5.00% (University of Arizona Medical Center), 7/1/2009	BBB+/A3		630,990
1,000,000	[2]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 4.45% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2008	BBB/NR		1,011,220
1,000,000	[2]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	BBB/NR		1,005,070

		TOTAL			12,712,011

		Arkansas--1.4%
1,000,000		Arkansas Development Finance Authority, Correctional Facilities Refunding Revenue Bonds, (Series 2003A), 5.00% (FGIC INS), 11/15/2006	AAA/Aaa		1,059,550
1,000,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.00% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		1,000,420
230,000		Arkansas Development Finance Authority, SFM Revenue Bonds, (Series 1997A-R), 6.50% (MBIA Insurance Corp. INS), 2/1/2011	AAA/NR		235,200
1,420,000		Pulaski County, AR, Hospital Refunding Revenue Bonds, (Series 2002B), 4.00% (Arkansas Children's Hospital), 3/1/2005	A/A2		1,434,370
1,595,000		Pulaski County, AR, Hospital Refunding Revenue Bonds, (Series 2002B), 4.75% (Arkansas Children's Hospital), 3/1/2008	A/A2		1,641,016

		TOTAL			5,370,556

		California--5.7%
2,500,000		California PCFA, Solid Waste Disposal Revenue Bonds, 2.00% TOBs (Republic Services, Inc.), Mandatory Tender 12/1/2004	BBB+/NR		2,498,175
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds, (Series A), 5.50%, 5/1/2005	BBB+/A3		1,030,190
3,000,000		California State, Refunding UT GO Bonds, 5.00%, 2/1/2008	BBB/A3		3,201,210
5,575,000		California State, SAVRs, (Series D-4), Auction Rate Notes, 2/3/2005	BBB/A3		5,574,442
1,250,000		California State, SAVRs (2003 Series D-5), Auction Rate Notes, 10/14/2004	BBB/A3		1,249,863
5,000,000		California State, SAVRs, (Series D-2), Auction Rate Notes, 2/24/2005	BBB/A3		5,000,050
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000		California Statewide Communities Development Authority, Revenue Bonds, (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 5/31/2005	A/A3		$1,012,410
1,000,000		California Statewide Communities Development Authority, Revenue Bonds, (Series 2002D), 4.35% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2007	A/A3		1,026,630
1,000,000		Santa Clara County, CA Financing Authority, Special Obligation Bonds, (Series 2003: Measure B Transportation Improvement Program), 4.00% (Santa Clara County, CA), 8/1/2006	NR/A2		1,031,010

		TOTAL			21,623,980

		Colorado--1.2%
85,000		Colorado HFA, SFM Revenue Bond, (Series C-1), 7.65%, 12/1/2025	NR/Aa2		85,432
25,000		Colorado HFA, Single Family Program Subordinate Bonds, (Series 1998B), 4.625%, 11/1/2005	NR/A1		25,201
640,000		Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 5.00% (Parkview Medical Center), 9/1/2004	NR/Baa1		642,995
3,810,000		Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	NR/A1		3,799,942

		TOTAL			4,553,570

		Connecticut--0.4%
1,500,000		Connecticut Development Authority, Refunding PCR Bonds, 3.00% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2009	NR/Baa1		1,455,555

		District of Columbia--0.3%
1,055,000		District of Columbia, Revenue Bonds, (Series 1999), 5.30% TOBs (819 7th Street LLC Issue)/(Branch Banking & Trust Co., Winston-Salem LOC), Mandatory Tender 10/1/2004	A+/NR		1,060,729

		Florida--3.0%
1,000,000		Escambia County, FL Health Facilities Authority, Revenue Bonds, (Series 2003A), 5.00% (Ascension Health Credit Group), 11/15/2008	AA/Aa2		1,064,910
545,000		Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds, Series 2, 4.75% (MBIA Insurance Corp. INS), 7/1/2019	AAA/Aaa		556,603
2,000,000	[2]	Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	NR/A3		1,982,540
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Florida--continued
$1,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, (Series 2002B), 3.50% (Adventist Health System), 11/15/2004	A/A3		$1,007,090
2,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System), Mandatory Tender 9/1/2005	A/A3		2,024,640
1,885,000		Miami-Dade County, FL School District, Certificates of Participation, (Series A), 5.25% (FSA INS), 10/1/2006	AAA/Aaa		2,009,975
1,600,000		Palm Beach County, FL Health Facilities Authority, Hospital Refunding Revenue Bonds, (Series 2001), 5.00% (BRCH Corporation Obligated Group), 12/1/2004	A/NR		1,620,880
1,000,000		Volusia County, FL School District, GO UT, 5.00% (FGIC INS), 8/1/2004	AAA/Aaa		1,003,170

		TOTAL			11,269,808

		Georgia--1.8%
1,575,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR		1,608,280
1,000,000		Henry County, GA School District, GO UT, 3.75%, 8/1/2004	AA-/Aa3		1,002,110
3,000,000		Municipal Electric Authority of Georgia, Combustion Turbine Project Revenue Bonds, (Series 2002A), 5.00% (MBIA Insurance Corp. INS), 11/1/2008	AAA/Aaa		3,237,180
950,000		Municipal Electric Authority of Georgia, Refunding Revenue Bonds, (Series Z), 5.10% (FSA INS)/(Original Issue Yield: 5.15%), 1/1/2005	AAA/Aaa		967,480

		TOTAL			6,815,050

		Hawaii--0.3%
1,000,000		Hawaii State, GO UT, (Series CB) Refunding Bonds, 5.75% (Original Issue Yield: 5.90%), 1/1/2007	AA-/Aa3		1,076,730

		Illinois--7.0%
1,000,000		Chicago, IL O'Hare International Airport, (Series A), 6.375% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.735%), 1/1/2012	AAA/Aaa		1,041,940
1,000,000		Chicago, IL O'Hare International Airport, Revenue Bonds, (Series A), 5.375% (AMBAC INS)/(Original Issue Yield: 5.50%), 1/1/2007	AAA/Aaa		1,059,950
2,500,000		Chicago, IL Transit Authority, Capital Grant Receipts Revenue Bonds, (Series B), 5.00% (AMBAC INS), 6/1/2007	AAA/Aaa		2,571,450
1,550,000		Chicago, IL, GO UT Refunding Bonds, 6.30% (AMBAC INS)/(Original Issue Yield: 6.40%), 1/1/2005	AAA/Aaa		1,587,541
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Illinois--continued
$2,000,000		Chicago, IL, Gas Supply Revenue, (Series 2000B), 1.50% CP (Peoples Gas Light & Coke Co.), Mandatory Tender 7/1/2004	A-2/ VMIG1		$2,000,000
4,000,000		Illinois Development Finance Authority, PCR, (Illinois Power Co.), (Series A), Auction Rate Notes, 7/27/2004	AAA/Aaa		4,000,000
6,425,000		Illinois Development Finance Authority, PCR, (Illinois Power Co.), Auction Rate Notes, 7/7/2004	AAA/Aaa		6,425,000
1,000,000		Illinois State, UT GO Bonds (First Series of December 2000), 5.50%, 12/1/2004	AA/Aa3		1,017,160
3,000,000		Illinois State, UT GO Bonds (First Series of July 2002), 5.00% (MBIA Insurance Corp. INS), 7/1/2007	AAA/Aaa		3,201,750
3,050,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, UT GO Bonds, 5.50% (FSA INS), 12/30/2007	AAA/Aaa		3,322,304

		TOTAL			26,227,095

		Indiana--1.3%
1,000,000		Indiana Development Finance Authority, Refunding Revenue Bonds, (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	BBB+/Baa1		1,029,720
1,200,000		Indiana Health Facility Financing Authority, Health System Revenue Bonds, (Series 2001), 5.00% (Sisters of St. Francis Health Services, Inc.), 11/1/2004	NR/Aa3		1,213,224
1,000,000		Indiana Health Facility Financing Authority, Revenue Bonds, (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2007	AA/Aa2		1,077,170
405,000		Indiana State HFA, SFM Revenue Bonds, Series C-3, 4.75%, 1/1/2029	NR/Aaa		413,307
1,000,000		Lawrenceburg, IN Pollution Control Revenue Board, PCR Revenue Bonds, (Series F), 2.625% TOBs (Indiana Michigan Power Co.), Mandatory Tender 10/1/2006	BBB/Baa2		990,340

		TOTAL			4,723,761

		Iowa--0.7%
1,000,000		Council Bluffs, IA Industrial Development, Revenue Refunding Bonds, (Series 2004), 2.25% (Cargill, Inc.), 3/1/2007	A+/NR		974,110
1,880,000		Iowa Finance Authority, Iowa State Revolving Fund Revenue Bonds, (Series 2001), 5.00%, 8/1/2004	AAA/Aaa		1,885,978

		TOTAL			2,860,088

		Kansas--1.6%
2,000,000		Burlington, KS, Refunding Revenue Bonds, (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	BBB/A3		2,063,640
1,000,000		Burlington, KS, Refunding Revenue Bonds, (Series 1998C), 2.25% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2004	BBB/A3		999,880
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Kansas--continued
$2,000,000		La Cygne, KS, Environmental Improvement Revenue Refunding Bonds Series 1994, 3.90% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2004	BBB/A2		$2,007,280
840,000		Lawrence, KS Hospital Authority, Hospital Revenue Bonds, 3.25% (Lawrence Memorial Hospital), 7/1/2007	NR/Baa1		839,403
90,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, Series 1998 A-1, 5.00% (GNMA Collateralized Home Mortgage Program COL), 6/1/2013	NR/Aaa		92,523

		TOTAL			6,002,726

		Kentucky--0.3%
1,000,000		Kentucky Housing Corp., Housing Revenue Bonds, (Series 2003F), 1.80%, 1/1/2006	AAA/Aaa		996,610

		Louisiana--2.0%
1,000,000		Calcasieu Parish, LA, IDB, Pollution Control Revenue Refunding Bonds, Series 2001, 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB+/Baa1		1,041,520
1,750,000		Louisiana Public Facilities Authority, Revenue Bonds, (Series 2002), 5.00% (Ochsner Clinic Foundation Project)/(MBIA Insurance Corp. INS), 5/15/2008	NR/Aaa		1,874,757
2,000,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds, (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	A/A3		2,025,060
500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 2.15% TOBs (Loop LLC), Mandatory Tender 4/1/2005	A/A3		500,505
2,000,000		St. Charles Parish, LA, PCR Refunding Revenue Bonds, (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		2,032,300

		TOTAL			7,474,142

		Maryland--0.3%
1,000,000		Prince Georges County, MD, IDRB, (Series 1993), 1.60% TOBs (International Paper Co.), Optional Tender 7/15/2004	BBB/Baa2		987,100

		Massachusetts--2.4%
1,500,000		Commonwealth of Massachusetts, Construction Loan LT GO Bonds, (Series 2001C), 5.00%, 12/1/2010	AA-/Aa2		1,619,910
2,000,000		Commonwealth of Massachusetts, Construction Loan UT GO Bonds, (Series 2002D), 5.25%, 8/1/2007	AA-/Aa2		2,146,180
5,000		Commonwealth of Massachusetts, UT GO, 4.00%, 8/1/2008	AA-/Aa2		5,173
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Massachusetts--continued
$1,495,000		Commonwealth of Massachusetts, UT GO, 4.00%, 8/1/2008	AA-/Aa2		$1,546,697
2,495,000		Massachusetts HEFA, Revenue Bonds, (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa3		2,495,175
1,060,000		Massachusetts HEFA, Revenue Bonds, (Series C), 5.00% (Milton Hospital), 7/1/2004	BBB+/NR		1,060,064

		TOTAL			8,873,199

		Michigan--5.4%
1,250,000		Detroit, MI, Capital Improvement LT GO Bonds, (Series 2002A), 5.00% (MBIA Insurance Corp. INS), 4/1/2007	AAA/Aaa		1,329,662
1,000,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds, (Series 2002), 5.25% (Clean Water Revolving Fund), 10/1/2008	AAA/Aaa		1,090,200
2,500,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund), 10/1/2007	AAA/Aaa		2,702,400
1,450,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Drinking Water Revolving Fund), 10/1/2007	AAA/Aaa		1,566,450
1,250,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds, (Series 2002A), 5.00% (MBIA Insurance Corp. INS), 1/1/2006	AAA/Aaa		1,303,825
4,000,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds, (Series 2002A), 5.00%, 1/1/2005	AA/A1		4,071,200
865,000		Michigan State Building Authority, (Series I) Health, Hospital, Nursing Home Improvement Revenue Bonds, 5.40% (Original Issue Yield: 5.50%), 10/1/2005	AA/Aa2		891,028
1,500,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2007	A-/A1		1,572,375
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2004	AA-/Aa3		1,016,190
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2005	A/A2		1,033,530
875,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2007	A/A2		915,530
1,510,000		Michigan State Strategic Fund, Revenue Bonds, (Series 2004), 2.00% (NSF International), 8/1/2006	A-/NR		1,490,219
1,135,000		Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds, (Series 2004G), 4.00% (Covenant Medical Center, Inc.), 7/1/2006	A/NR		1,165,259

		TOTAL			20,147,868

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Minnesota--0.5%
$440,000		Duluth, MN EDA, Health Care Facilities Revenue Bonds, (Series 2004), 4.50% (Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2007	A-/NR		$457,433
1,385,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds, (Series 2003), 4.50% (HealthPartners Obligated Group), 12/1/2006	BBB+/Baa1		1,427,935

		TOTAL			1,885,368

		Missouri--1.9%
895,000		Cape Girardeau County, MO IDA, Health Care Facilities Revenue Bonds, Series A, 4.50% (St. Francis Medical Center, MO), 6/1/2006	A/NR		920,937
1,500,000		Missouri Highways & Transportation Commission, State Road Bonds, (Series 2000A), 5.25%, 2/1/2005	AA/Aa2		1,533,630
1,500,000		Missouri Highways & Transportation Commission, State Road Bonds, (Series 2000A), 5.25%, 2/1/2006	AA/Aa2		1,574,295
1,000,000		Missouri State HEFA, Revenue Anticipation Notes, (Series 2002B), 3.00% RANs (Evangel University), 4/22/2005	NR/ NR		1,003,710
2,000,000		Missouri State HEFA, Revenue Bonds, (Series 2002A), 5.00% (SSM Health Care Credit Group), 6/1/2007	AA-/NR		2,118,320

		TOTAL			7,150,892

		Nebraska--0.5%
1,665,000		Nebraska Public Power District, General Revenue Bonds, (Series 2002B), 4.00% (AMBAC INS), 1/1/2006	AAA/Aaa		1,712,186

		Nevada--0.7%
1,500,000		Clark County, NV, Industrial Development Revenue Bonds, (Series 2003D), 3.35% TOBs (Southwest Gas Corp.), Mandatory Tender 9/1/2004	BBB-/Baa2		1,501,230
1,000,000		Washoe County, NV Hospital Facilities, Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 6.10%), 6/1/2009	AAA/Aaa		1,023,410

		TOTAL			2,524,640

		New Jersey--1.0%
2,185,000		Bayonne, NJ, 3.00% BANs, 7/1/2005	NR/ NR		2,203,179
680,000		New Jersey EDA, Revenue Refunding Bonds, (Series A), 3.70% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.80%), 11/1/2008	BBB-		662,592
1,000,000		New Jersey State, GO UT, 6.50%, 7/15/2004	AA/Aa2		1,002,130

		TOTAL			3,867,901

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New Mexico--0.8%
$1,000,000		Farmington, NM, PCR Bonds, (Series 2003B), 2.10% TOBs (Public Service Co., NM), Mandatory Tender 4/1/2006	BBB/Baa2		$986,220
1,030,000		New Mexico State Hospital Equipment Loan Council, Hospital Revenue Bonds, (Series 2003), 4.00% (St. Vincent Hospital)/(Radian Asset Assurance INS), 7/1/2007	AA/NR		1,062,054
1,000,000		Santa Fe, NM Community College District, GO UT, 5.45% (Original Issue Yield: 5.55%), 8/1/2010	NR/Aa3		1,070,150

		TOTAL			3,118,424

		New York--8.0%
1,000,000		Dutchess County, NY IDA, Revenue Bonds, 2.75% (Marist College), 7/1/2005	NR/Baa1		1,007,460
1,110,000		Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009	NR/Baa1		1,112,242
2,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds, (Series 2003A), 4.50%, 6/1/2005	A-/Baa1		2,049,280
3,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue Bonds, (Series 2002A), 5.00% (FSA INS), 11/15/2007	AAA/Aaa		3,216,360
1,250,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue Bonds, (Series 2002A), 5.25% (FSA INS), 11/15/2008	AAA/NR		1,361,688
1,000,000		New York City, NY, UT GO Bonds, (Series G), 5.00%, 8/1/2007	A/A2		1,058,900
2,000,000		New York City, NY, UT GO Bonds, (Series 2002F), 5.25%, 8/1/2009	A/A2		2,160,260
1,000,000		New York City, NY, UT GO Bonds, (Series 2003E), 5.00%, 8/1/2005	A/A2		1,034,010
1,000,000		New York City, NY, UT GO Bonds, (Series 2003E), 5.00%, 8/1/2006	A/A2		1,051,220
1,000,000		New York City, NY, UT GO Bonds, (Series D), 5.00%, 8/1/2006	A/A2		1,051,220
1,000,000		New York City, NY, UT GO Bonds, (Series E), 5.00%, 8/1/2007	A/A2		1,058,900
2,000,000		New York City, NY, UT GO Bonds, (Series G), 5.00%, 8/1/2008	A/A2		2,125,860
4,145,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds, (Series 2003C-1), 5.00% (New York State), 2/15/2006	AA-/NR		4,319,007
260,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 71, 4.75%, 10/1/2021	NR/Aa1		263,112
2,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds, (Series 2002), 5.00% (New York State), 4/1/2006	AA-/A3		2,090,940
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$2,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds, (Series 2002), 5.00% (New York State), 4/1/2007	AA-/A3		$2,118,160
1,000,000		New York State Urban Development Corp., Revenue Bonds, (Series 2003B), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2006	AA/NR		1,045,940
1,000,000		New York State Urban Development Corp., Revenue Bonds, (Series 2003B), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2007	AA/NR		1,060,530
1,020,000		United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds, (Series 2004A), 4.00%, 7/1/2008	NR/A3		1,048,366

		TOTAL			30,233,455

		North Carolina--0.6%
1,100,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds, (Series 2004A), 2.80% (Deerfield Episcopal Retirement Community)/(Original Issue Yield: 2.84%), 11/1/2008	A-		1,070,927
1,000,000		North Carolina State, GO UT Bonds, 5.00%, 5/1/2011	AAA/Aa1		1,075,060

		TOTAL			2,145,987

		North Dakota--0.2%
750,000		North Dakota State Building Authority, Revenue Bonds, 4.00%, 12/1/2007	A+/A2		774,262

		Ohio--3.3%
1,000,000		Beavercreek, OH Local School District, Special Tax Anticipation Notes, 4.25%, 12/1/2004	NR/ NR		1,009,780
1,450,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds, (Series 2002), 4.00% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 3/31/2005	NR/A3		1,464,775
255,000		Ohio HFA, Residential Mortgage Revenue Bonds, (Series 1997D-1), 4.85% (GNMA Collateralized Home Mortgage Program COL), 3/1/2015	NR/Aaa		256,262
450,000		Ohio HFA, Residential Mortgage Revenue Bonds, (Series 1998A-1), 4.60% (GNMA Collateralized Home Mortgage Program COL), 9/1/2026	AAA/Aaa		456,502
2,250,000		Ohio State Air Quality Development Authority, Enviromental Refunding Revenue Bonds, 2.00% TOBs (MeadWestvaco Corp.), Mandatory Tender 11/1/2004	BBB/Baa2		2,248,808
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$1,875,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds, (Series 2002A), 3.375% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2005	BB+/Baa2		$1,864,463
1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds, (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BB+/Baa3		1,013,270
2,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds, (Series B), 3.35% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2005	BB+/Baa2		1,993,820
1,000,000		Ohio State Water Development Authority, PCR Bonds, Series A, 3.40% TOBs (Cleveland Electric Illuminating Co.), Mandatory Tender 10/1/2004	BBB-/Baa2		1,002,530
1,000,000		University of Cincinnati, OH, General Receipts Revenue Bonds, (Series A), 5.50% (FGIC INS), 6/1/2006	AAA/Aaa		1,062,160

		TOTAL			12,372,370

		Oklahoma--1.0%
915,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds, (Series 2004), 5.00% (Unity Health Center), 10/1/2008	BBB+/NR		954,839
960,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds, (Series 2004), 5.00% (Unity Health Center), 10/1/2009	BBB+/NR		1,001,549
1,825,000		Oklahoma HFA, SFM Revenue Bonds, (Series 1998D-2), 6.25% (GNMA Collateralized Home Mortgage Program COL), 9/1/2029	NR/Aaa		1,879,221

		TOTAL			3,835,609

		Oregon--0.5%
1,000,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds, (Series 2001), 5.00% (Legacy Health System), 5/1/2006	AA/Aa3		1,046,770
750,000		Port of Portland, OR, 2.55% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2004	BBB/NR		753,442

		TOTAL			1,800,212

		Pennsylvania--5.1%
1,345,000		Allegheny County, PA HDA, Revenue Bonds, (Series 2003B), 5.50% (UPMC Health System), 6/15/2007	A/NR		1,437,133
1,000,000		Erie, PA Higher Education Building Authority, (Series F), 2.25% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 1/15/2007	AA-/NR		1,000,000
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,115,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan Hospital), 11/15/2009	BBB+/Baa1		$1,105,389
5,000,000		Montgomery County, PA IDA, PCR Refunding Bonds, (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		5,036,150
1,265,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds, (Series B), 6.75% (Northampton Generating), 1/1/2007	BBB-/NR		1,305,796
1,000,000		Pennsylvania State Higher Education Facilities Authority, Pennsylvania Financing Program Revenue Bonds, (Series M), 4.00% TOBs (Cedar Crest College)/(Citizens Bank of Pennsylvania LOC), Mandatory Tender 5/1/2006	NR/Aa2		999,140
200,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series 2001A), 5.75% (UPMC Health System), 1/15/2007	A/NR		213,482
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	A/NR		1,078,190
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series 2004M-2), 3.50% TOBs (Valley Forge Military Academy Foundation)/(Fulton Bank LOC), Mandatory Tender 11/1/2008	NR/A1		986,930
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.625% TOBs (King's College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2006	AA-/NR		2,045,080
1,250,000		Pennsylvania State Turnpike Commission, Turnpike Refunding Revenue Bonds, (Series 2001S), 5.50% (FGIC INS), 6/1/2006	AAA/Aaa		1,328,675
1,000,000		Pennsylvania State, Refunding UT GO Bonds, 5.125% (AMBAC INS)/(Original Issue Yield: 5.35%), 9/15/2011	AAA/Aaa		1,073,260
423,292		Philadelphia, PA Municipal Authority, Equipment Revenue Bonds, (Series 1997A), 5.297% (Philadelphia, PA Gas Works)/(AMBAC INS), 10/1/2004	AAA/Aaa		427,275
1,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, (Series 2002A), 5.50% (Guthrie Healthcare System, PA), 12/1/2005	A-/NR		1,041,160
230,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BB+		233,464

		TOTAL			19,311,124

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Rhode Island--0.8%
$1,150,000		Rhode Island Housing & Mortgage Finance Corp., (Series A), Refunding Revenue Bonds, 5.45% (AMBAC INS), 7/1/2004	AAA/Aaa		$1,150,103
600,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, (Series 2002), 5.00% (Lifespan Obligated Group), 8/15/2005	BBB/Baa2		613,056
650,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, (Series 2002), 5.25% (Lifespan Obligated Group), 8/15/2006	BBB/Baa2		672,737
700,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, (Series 2002), 5.50% (Lifespan Obligated Group), 8/15/2007	BBB/Baa2		732,410

		TOTAL			3,168,306

		South Carolina--1.1%
1,000,000		Charleston County, SC, Hospital Revenue Bonds, (Series 2004A), 5.00% (CareAlliance Health Services d/b/a Roper St. Francis Healthcare), 8/15/2007	A-/A3		1,054,340
780,000		Lexington County, SC Health Services District, Inc., Hospital Revenue Bonds, (Series 2004), 6.00% (Lexington Medical Center), 5/1/2008	A/A2		844,787
1,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds, (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2		1,022,450
1,100,000		South Carolina State Public Service Authority, Revenue Bonds, (Series D), 5.00% (Santee Cooper), 1/1/2007	AA-/Aa2		1,163,712

		TOTAL			4,085,289

		South Dakota--0.6%
1,240,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.25% (Sioux Valley Hospital & Health System), 11/1/2005	A+/A1		1,288,385
890,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.25% (Westhills Village Retirement Community), 9/1/2009	A-/NR		939,226

		TOTAL			2,227,611

		Tennessee--3.6%
1,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Inland Container Corp.), 10/1/2007	BBB/NR		1,023,520
1,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Multifamily Housing Revenue Bonds, 5.20% TOBs (American Housing Corp.)/(Federal National Mortgage Association LOC), Mandatory Tender 2/1/2006	AAA/NR		1,045,260
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Tennessee--continued
$1,995,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds, (Series B), 4.50% (Vanderbilt University), 10/1/2005	AA/Aa2		$2,063,269
2,085,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds, (Series B), 4.50% (Vanderbilt University), 10/1/2006	AA/Aa2		2,186,248
2,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Bonds, 6.875% (Meharry Medical College)/(United States Treasury GTD)/(Original Issue Yield: 7.27%), 12/1/2024	AAA/#Aaa		2,084,660
2,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, Revenue Bonds, 4.10% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		2,002,720
2,470,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Refunding Revenue Bonds, 4.00% (Wellmont Health System), 9/1/2005	BBB+/NR		2,496,429
740,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Refunding Revenue Bonds, 5.00% (Wellmont Health System), 9/1/2007	BBB+/NR		762,784

		TOTAL			13,664,890

		Texas--8.8%
5,000,000		Austin, TX Water and Wastewater System, Refunding Revenue Bonds, (Series 2002A), 5.25% (AMBAC INS), 11/15/2007	AAA/Aaa		5,398,400
1,000,000		Austin, TX, Hotel Occupancy, 5.625% (AMBAC INS)/(Original Issue Yield: 5.71%), 11/15/2019	AAA/Aaa		1,086,760
3,000,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Energy), Mandatory Tender 6/19/2006	BBB/Baa2		3,095,820
1,195,000		Fort Worth, TX Independent School District, GO UT, 4.25% (PSFG GTD), 2/15/2005	AAA/Aaa		1,215,614
1,370,000		Gregg County, TX HFDC, Hospital Revenue Bonds, (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2		1,413,018
2,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB+/Baa1		2,064,340
2,265,000		Gulf Coast, TX Waste Disposal Authority, Revenue Bonds, (Series 2002), 5.00% (Bayport Area System)/(AMBAC INS), 10/1/2007	AAA/Aaa		2,416,981
945,000		Harris County, TX HFDC, Hospital Revenue Bonds, (Series 2004A), 5.00% (Memorial Hermann Healthcare System), 12/1/2007	A/A2		998,563
1,000,000		Harris County, TX, GO LT Correctional Facility Improvement Bonds, 5.50% (Original Issue Yield: 5.55%), 10/1/2011	AA+/Aa1		1,071,080
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$1,000,000		Johnson County, TX, GO UT, 5.00% (FSA INS), 2/15/2016	AAA/Aaa		$1,042,410
2,500,000		Matagorda County, TX Navigation District Number One, PCR Refunding Bonds, (Series 1999A), 2.15% TOBs (AEP Texas Central Co.), Mandatory Tender 11/1/2004	BBB/Baa2		2,499,100
1,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds, (Series 2002), 4.00% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2004	AAA/Aaa		1,003,300
500,000		North Central Texas HFDC, Revenue Bonds, 5.50% (Baylor Health Care System), 5/15/2007	AA-/Aa3		535,250
1,000,000		North Texas Tollway Authority, (Series A), 5.10% (FGIC INS)/(Original Issue Yield: 5.20%), 1/1/2013	AAA/Aaa		1,062,660
750,000		San Antonio, TX Electric & Gas System, Refunding Revenue Bonds, (Series 2002), 5.25%, 2/1/2008	AA+/Aa1		808,747
1,000,000		Spring Texas Independent School District, 5.25% (PSFG GTD), 2/15/2019	AAA/Aaa		1,044,490
6,000,000		Texas Turnpike Authority, Second Tier Bond Anticipation Notes, (Series 2002), 5.00%, 6/1/2008	AA/Aa3		6,436,320

		TOTAL			33,192,853

		Utah--0.8%
1,650,000		Alpine, UT School District, UT GO Bonds, 5.25% (Utah Qualified Local School Board Program GTD), 3/15/2006	NR/Aaa		1,736,377
420,000		Intermountain Power Agency, UT, (Series B), 5.25% (Original Issue Yield: 5.79%), 7/1/2017	A+/A1		425,494
560,000		Intermountain Power Agency, UT, (Series C), 5.00%, 7/1/2004	A+/A1		560,056
440,000		Intermountain Power Agency, UT, (Series C), 5.00%, 7/1/2004	A+/A1		440,044

		TOTAL			3,161,971

		Virginia--1.5%
605,000		Chesapeake, VA IDA, Public Facility Lease Revenue Bonds, 5.40% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.50%), 6/1/2005	AAA/Aaa		618,994
1,000,000		Chesterfield County, VA IDA, PCR Bonds, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3		1,031,180
1,000,000		Fairfax County, VA, Series A, 5.00% (State Aid Withholding GTD), 6/1/2008	AAA/Aaa		1,080,020
2,000,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds, (Series 2000A), 2.35% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2007	BBB+/A3		1,928,020
1,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds, (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	BBB+/Baa1		981,540

		TOTAL			5,639,754

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Washington--2.9%
$1,155,000		Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds, (Series 2000), 5.50% (FSA INS), 1/1/2005	AAA/Aaa		$1,178,435
2,065,000		Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds, (Series 2000), 5.50% (FSA INS), 1/1/2006	AAA/Aaa		2,166,908
1,000,000		Snohomish County, WA School District No. 6, UT GO Refunding Bonds, 5.45% (FGIC INS), 12/1/2005	AAA/Aaa		1,049,960
1,310,000		Spokane, WA, Refunding UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 12/15/2007	AAA/Aaa		1,425,660
1,000,000		Washington State Public Power Supply System, (Series B), 5.40% (Energy Northwest, WA)/(Original Issue Yield: 5.45%), 7/1/2005	NR/Aaa		1,036,790
2,000,000		Washington State, Refunding UT GO Bonds, 5.25%, 9/1/2005	AA/Aa1		2,080,820
2,000,000		Washington State, Various Purpose Refunding UT GO Bonds, (Series R-2003A), 3.50% (MBIA Insurance Corp. INS), 1/1/2007	AAA/Aaa		2,044,560

		TOTAL			10,983,133

		Wisconsin--1.8%
1,000,000		Pleasant Prairie, WI Water & Sewer System, Bond Anticipation Notes, 4.00%, 10/1/2007	NR/A3		1,038,990
1,885,000		Waupaca, WI, Anticipation Notes, (Series 2003B), 3.50%, 4/1/2007	NR/NR		1,887,300
1,500,000		Wisconsin State HEFA, Revenue Bonds, (Series 2002A), 5.00% (Ministry Health Care)/(MBIA Insurance Corp. INS), 2/15/2005	AAA/Aaa		1,532,850
765,000		Wisconsin State HEFA, Revenue Bonds, (Series 2003A), 5.00% (Wheaton Franciscan Services), 8/15/2009	A/A2		812,476
1,300,000		Wisconsin State, (Series F), 5.00% (FSA INS), 5/1/2005	AAA/Aaa		1,337,193

		TOTAL			6,608,809

		Wyoming--1.5%
2,150,000		Albany County, WY, Pollution Control Revenue Bonds, (Series 1985), 2.55% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2004	BBB/NR		2,148,452
3,500,000		Lincoln County, WY, PCR Refunding Bonds, (Series 1991), 3.40% TOBs (Pacificorp), Mandatory Tender 6/1/2010	A/A3		3,379,810

		TOTAL			5,528,262

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $334,685,788)			337,173,671

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--10.3%
		Alaska--0.5%
$1,900,000		Valdez, AK Marine Terminal, (Series 2003B), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	A-1+/VMIG1		$1,900,000

		Arizona--0.6%
1,150,000		Prescott, AZ IDA, (Series A), Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,150,000
1,150,000		Prescott, AZ IDA, (Series B), Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,150,000

		TOTAL			2,300,000

		Indiana--0.6%
2,150,000		Indiana Health Facility Financing Authority, (Series 2000B), Daily VRDNs (Clarian Health Partners, Inc.)/(J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		2,150,000

		Michigan--1.5%
5,800,000		Jackson County, MI Economic Development Corp., (Series 2001A), Daily VRDNs (Vista Grande Villa)/(Lasalle Bank, N.A. LOC)	A-1/NR		5,800,000

		North Carolina--0.5%
1,700,000		Martin County, NC IFA (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	A-3/NR		1,700,000

		Pennsylvania--2.9%
2,045,000		Lancaster County, PA Hospital Authority (Series 1996), Weekly VRDNs (Masonic Homes)	NR/VMIG2		2,045,000
4,700,000		Philadelphia, PA Authority for Industrial Development, Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC)	NR/VMIG1		4,700,000
2,100,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Series 2002-D), Daily VRDNs (Children's Hospital of Philadelphia)/(MBIA Insurance Corp. INS)/(WestLB AG LIQ)	A-1+/VMIG1		2,100,000
2,200,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Series 2003A), Daily VRDNs (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank LIQ)	A-1+/VMIG1		2,200,000

		TOTAL			11,045,000

		Puerto Rico--0.9%
3,500,000		Puerto Rico Government Development Bank (GDB), Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ)	A-1/VMIG1		3,500,000

		Texas--0.6%
2,200,000		Harris County, TX HFDC (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX)	A-1+/NR		2,200,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Utah--2.0%
$2,400,000		Emery County, UT (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	A-1+/VMIG1		$2,400,000
5,000,000		Weber County, UT (Series 2000B), Daily VRDNs (IHC Health Services, Inc.)/(WestLB AG LIQ)	A-1+/VMIG1		5,000,000

		TOTAL			7,400,000

		Washington--0.2%
800,000		Port Grays Harbor, WA Industrial Development Corp., Solid Waste Disposal Revenue Bonds (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	A-2/NR		800,000

		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $38,795,000)			38,795,000

		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $373,480,788)[3]			375,968,671

		OTHER ASSETS AND LIABILITIES - NET--0.0%			949

		TOTAL NET ASSETS--100%			$375,969,620

Securities that are subject to the federal alternative minimum tax (AMT) represent 9.9% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings (unaudited).

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Funds' Board of Trustees. At June 30, 2004, these securities amounted to $3,998,830 which represents 1.1% of total net assets.

3 The cost of investments for federal tax purposes is $373,500,803.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranty
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
PLC	--Public Limited Company
PSFG	--Permanent School Fund Guarantee
RANs	--Revenue Anticipation Notes
SAVRs	--Select Auction Variable Rates
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2004

Assets:
Total investments in securities, at value (identified cost $373,480,788)		$375,968,671
Cash		191,252
Income receivable		3,827,069
Receivable for investments sold		657,630
Receivable for shares sold		191,454

TOTAL ASSETS		380,836,076

Liabilities:
Payable for investments purchased	$4,129,179
Payable for shares redeemed	245,279
Income distribution payable	379,948
Payable for daily variation margin	67,500
Payable for Directors'/Trustees' fees	847
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	9,513
Payable for shareholder services fees (Note 5)	9,642
Accrued expenses	24,548

TOTAL LIABILITIES		4,866,456

Net assets for 36,593,654 shares outstanding		$375,969,620

Net Assets Consist of:
Paid-in capital		$375,967,965
Net unrealized appreciation of investments and futures contracts		2,483,481
Accumulated net realized loss on investments and futures contracts		(2,481,153)
Distributions in excess of net investment income		(673)

TOTAL NET ASSETS		$375,969,620

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$330,353,978 ÷ 32,153,825 shares outstanding, no par value, unlimited shares authorized		$10.27

Institutional Service Shares:
$45,615,642 ÷ 4,439,829 shares outstanding, no par value, unlimited shares authorized		$10.27

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended June 30, 2004

Investment Income:
Interest			$11,804,779

Expenses:
Investment adviser fee (Note 5)		$1,556,642
Administrative personnel and services fee (Note 5)		304,973
Custodian fees		19,906
Transfer and dividend disbursing agent fees and expenses (Note 5)		77,327
Directors'/Trustees' fees		14,232
Auditing fees		16,113
Legal fees		7,246
Portfolio accounting fees		112,903
Distribution services fee--Institutional Service Shares (Note 5)		120,069
Shareholder services fee--Institutional Shares (Note 5)		852,276
Shareholder services fee--Institutional Service Shares (Note 5)		120,069
Share registration costs		75,254
Printing and postage		37,912
Insurance premiums		9,344
Miscellaneous		7,800

TOTAL EXPENSES		3,332,066

Waivers (Note 5):
Waiver of investment adviser fee	$(378,890)
Waiver of administrative personnel and services fee	(9,854)
Waiver of transfer and dividend disbursing agent fees and expenses	(24,493)
Waiver of distribution services fee--Institutional Service Shares	(120,069)
Waiver of shareholder services fee--Institutional Shares	(852,276)

TOTAL WAIVERS		(1,385,582)

Net expenses			1,946,484

Net investment income			9,858,295

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(390,004)
Net realized gain on futures contracts			116,974
Net change in unrealized appreciation of investments and futures contracts			(7,650,436)

Net realized and unrealized loss on investments and futures contracts			(7,923,466)

Change in net assets resulting from operations			$1,934,829

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended June 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,858,295	$9,618,396
Net realized loss on investments and futures contracts	(273,030)	(502,112)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(7,650,436)	4,300,411

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,934,829	13,416,695

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,708,193)	(8,707,429)
Institutional Service Shares	(1,102,315)	(910,774)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,810,508)	(9,618,203)

Share Transactions:
Proceeds from sale of shares	192,943,122	303,072,427
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Short Term Tax-Free Bond Fund	40,717,774	--
Net asset value of shares issued to shareholders in payment of distributions declared	4,989,340	4,367,634
Cost of shares redeemed	(221,583,884)	(184,871,307)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	17,066,352	122,568,754

Change in net assets	9,190,673	126,367,246

Net Assets:
Beginning of period	366,778,947	240,411,701

End of period (distributions in excess of net investment income of $(673) and $(29), respectively)	$375,969,620	$366,778,947

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2004

1. ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of tax-exempt securities with a dollar-weighted average maturity of less than three years.

On September 26, 2003, the Fund received a tax-free transfer of assets from the Riggs Short Term Tax-Free Bond Fund, as follows:

	Shares of Federated Short-Term Municipal Trust Issued	Riggs Short Term Tax-Free Bond Fund Net Assets Received	Riggs Short Term Tax-Free Bond Fund Unrealized Appreciation	[1]	Net Assets of Federated Short-Term Municipal Trust Prior to Combination	Net Assets of Riggs Short Term Tax-Free Bond Fund Immediately Prior to Combination	Net Assets of Federated Short-Term Municipal Trust Immediately After Combination
Institutional Shares	$3,900,170	$40,717,774	$1,516,291		$361,061,372	$40,717,774	$401,779,146

1 Unrealized appreciation is included in the Riggs Short Term Tax-Free Bond Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued according to mean between bid and asked prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and service fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases bond interest rate futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the year ended June 30, 2004, the Fund had realized gains on futures contracts of $116,974.

At June 30, 2004, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver	Position	Unrealized Appreciation/ Depreciation
September 2004	45 U.S. Treasury Notes 5 YR	Short	$(20,686)

September 2004	90 U.S. Treasury Notes 2 YR	Short	$ 16,284

TOTAL			$ (4,402)

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended June 30	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,683,047	$184,026,989	25,749,275	$268,423,722
Shares issued to shareholders in payment of distributions declared	445,744	4,629,642	359,948	3,754,976
Shares redeemed	(18,665,298)	(193,961,469)	(13,891,925)	(144,993,444)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(536,507)	$(5,304,838)	12,217,298	$127,185,254

Year Ended June 30	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	858,088	$8,916,133	3,331,032	$34,648,705
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Short Term Tax-Free Bond Fund	3,900,170	40,717,774	--	--
Shares issued to shareholders in payment of distributions declared	34,615	359,698	58,777	612,658
Shares redeemed	(2,665,412)	(27,622,415)	(3,839,240)	(39,877,863)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,127,461	$22,371,190	(449,431)	$(4,616,500)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,590,954	$17,066,352	11,767,867	$122,568,754

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for expiring capital loss carryforwards and discount accretion/premium amortization on debt securities.

For the year ended June 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Losses
$(2,493,930)	$(48,431)	$2,542,361

Net investment income (loss), net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2004 and 2003, were as follows:

For the Year Ended June 30	2004	2003
Tax-exempt income	$9,810,508	$9,618,203

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$379,275

Unrealized appreciation	$2,467,868

Capital loss carryforward	$2,150,001

At June 30, 2004, the cost of investments for federal tax purposes was $373,500,803. The net unrealized appreciation of investments for federal tax purposes was $2,467,868. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,378,066 and net unrealized depreciation from investments for those securities having an excess of cost over value of $910,198.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to the amortization/accretion tax elections on fixed-income securities.

At June 30, 2004, the Fund had a capital loss carryforward of $2,150,001, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$170,193

2008	$541,582

2009	$624,448

2010	$261,798

2011	$551,980

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2004, for federal income tax purposes, post October losses of $315,539 were deferred to July 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser is required to reimburse the Fund's Institutional Shares, to the extent of its adviser fee, the amount, if any, by which the Fund's Institutional Shares aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund's Institutional Shares.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended June 30, 2004 the fees paid to FAS and FServ were $201,011 and $94,108, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $55,122, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended June 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $367,528,015 and $275,416,304, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended June 30, 2004, were as follows:

Purchases	$115,237,448

Sales	$141,261,694

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At June 30, 2004, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED SHORT-TERM MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Short-Term Municipal Trust (the "Fund"), as of June 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Municipal Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
August 10, 2004

Board of Trustees and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund[s]. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: May 1981

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1981	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1981

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Mary Jo was named Chief Investment Officer of tax-exempt fixed income products in 2004. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998

Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com, select "Products", select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313907107
Cusip 313907206

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

28588 (8/04)

Item 2.        Code of Ethics

(a)  As of the end of the period  covered by this  report,  the  registrant  has adopted  a code of  ethics  (the  "Section  406  Standards  for  Investment
     Companies  -  Ethical  Standards  for  Principal  Executive  and  Financial
     Officers") that applies to the registrant's Principal Executive Officer and
     Principal Financial Officer;  the registrant's  Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby  undertakes to provide any person,  without charge, upon  request,  a copy of the code of  ethics.  To request a copy of the code of ethics,  contact the  registrant  at  1-800-341-7400,  and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.        Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.        Principal Accountant Fees and Services

(a)                   Audit Fees billed to the registrant for the two most
                      recent fiscal years: Fiscal year ended 2004 - $15,976
                      Fiscal year ended 2003 - $15,500

(b)                   Audit-Related Fees billed to the registrant for the two
                      most recent fiscal years: Fiscal year ended 2004 - $0
                      Fiscal year ended 2003 - $0
        Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
        respectively.

(c)                   Tax Fees billed to the registrant for the two most recent
                      fiscal years: Fiscal year ended 2004 - $0
                      Fiscal year ended 2003 - $0
        Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
        respectively.

(d)                   All Other Fees billed to the registrant for the two most
                      recent fiscal years: Fiscal year ended 2004 - $0
                      Fiscal year ended 2003 - $0
        Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
        respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:
               4(b)
                      Fiscal year ended 2004 - 0%
                      Fiscal year ended 2003 - 0%
               Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

               4(c)
                      Fiscal year ended 2004 - 0%
                      Fiscal year ended 2003 - 0%
               Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

               4(d)
                      Fiscal year ended 2004 - 0%
                      Fiscal year ended 2003 - 0%
               Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)     NA

(g)     Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                      Fiscal year ended 2004 - $239,952
                      Fiscal year ended 2003 - $204,954

(h)     The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.        Audit Committee of Listed Registrants

               Not Applicable

Item 6.        Schedule of Investments

               Not Applicable

Item 7.        Disclosure of Proxy Voting Policies and Procedures for
               Closed-End Management Investment Companies

               Not Applicable

Item 8.        Purchases of Equity Securities by Closed-End Management
               Investment Company and Affiliated Purchasers

               Not Applicable

Item 9.        Submission of Matters to a Vote of Security Holders

               Not Applicable

Item 10.       Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.       Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Federated Short-Term Municipal Trust

By             /S/ Richard J. Thomas, Principal Financial Officer

Date           August 25, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By             /S/ J. Christopher Donahue, Principal Executive Officer
Date           August 25, 2004

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           August 25, 2004